Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Apr. 28, 2018 USD ($) Store Segment		Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 30, 2017 USD ($)	Oct. 29, 2017 USD ($)	May 02, 2015 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store	630
Number of states the company operated | Store	50
Number of operating segments | Segment	2
Short-term, highly liquid instruments purchased with an original maturity Period	3 months
Net property and equipment	$ 255,524,000		$ 276,122,000
Depreciation expense	105,696,000		117,105,000	$ 134,850,000
Capitalized software costs	72,462,000		75,893,000
Impairment losses on other long lived assets	135,435,000		349,000	3,991,000
Goodwill	71,593,000		207,381,000	211,276,000
Unamortizable intangible assets	309,294,000		309,294,000
Goodwill impairment	133,612,000	[1]	0	0
Impairment charges	0		0	3,840,000
Deferred financing fees	4,393,000		6,346,000
Amortization of deferred financing fees	$ 1,953,000		1,950,000	3,276,000
Estimated life of NOOK, years	2 years
Advertising costs	$ 27,553,000		36,420,000	53,569,000
Costs associated with store closings	474,000		1,434,000	744,000
Gift card breakage	43,922,000		35,524,000	29,074,000
Gift card liabilities	323,465,000		351,424,000
Unrecognized excess tax benefits	6,849,000		9,419,000	14,572,000			$ 18,382,000
Change in accounting principle, effect of adoption	1,465,000
Additional Paid-In Capital
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, effect of adoption	1,310,000
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, effect of adoption	155,000
ASU 2016-09
Summary Of Significant Accounting Policies [Line Items]
Excess tax benefits on share based payments	915,000
Unrecognized excess tax benefits	1,235,000
ASU 2016-09 | Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Excess tax benefit from share-based compensation, financing activities			1,579,000	1,838,000
Excess tax benefit from share-based compensation, operating activities			1,579,000	1,838,000
ASU 2016-09 | Additional Paid-In Capital
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, effect of adoption	1,310,000
ASU 2016-09 | Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, effect of adoption	1,079,000
ASU 2016-09 | Deferred Taxes
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, effect of adoption	$ 231,000
Fixtures and Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life	3 years
Capitalized software costs	$ 17,572,000		18,450,000
Capitalized Computer Software, Accumulated Amortization	$ 21,807,000		23,584,000	30,461,000
Website Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life	7 years
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets	21.80%
Minimum | Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative-effect adjustment in retained earnings	$ 65,000,000
Maximum | Accounting Standards Update 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative-effect adjustment in retained earnings	80,000,000
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee	$ 25.00
Nook
Summary Of Significant Accounting Policies [Line Items]
Recognized over	2 years
Deferred revenue	$ 61,000		226,000
Nook | Minimum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price	0.00%
Nook | Maximum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price	0.05%
Publishing contracts
Summary Of Significant Accounting Policies [Line Items]
Unamortizable intangible assets	$ 15,894,000		15,894,000
Impairment charges	0		0	3,840,000
Selling and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Impairment losses on other long lived assets	$ 1,823,000		$ 349,000	150,000
Impairment charges				$ 3,840,000
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store	630
Goodwill						$ 207,381,000
Amount of fair value in excess of carrying amount						$ 26,800,000
Percentage of fair value in excess of carrying amount						5.00%
Goodwill impairment	$ 133,612,000
Nook | Publishing contracts
Summary Of Significant Accounting Policies [Line Items]
Amount of fair value in excess of carrying amount	$ 4,200,000
Percentage of fair value in excess of carrying amount	26.00%
Nook | Trade name
Summary Of Significant Accounting Policies [Line Items]
Goodwill					$ 0
Amount of fair value in excess of carrying amount					$ 23,500,000	$ 17,100,000
Percentage of fair value in excess of carrying amount					8.00%	5.00%

[1]	See Note 1 for discussion on goodwill impairment testing.